Document And Entity Information	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 12, 2022
Entity Registrant Name	Laird Superfood, Inc.
Entity Central Index Key	0001650696
Entity Emerging Growth Company	true
Securities Act File Number	001-39537
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-1589788
Entity Address, Address Line One	275 W. Lundgren Mill Drive
Entity Address, City or Town	Sisters
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97759
City Area Code	888
Local Phone Number	670-6796
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	lsf
Security Exchange Name	NYSEAMER
Amendment Description	On October 12, 2022, Laird Superfood, Inc. ("the Company" or "we") filed a Current Report on Form 8-K (the "Original 8-K") disclosing, under Item 2.05, among other things, a plan to close the Sisters facilities and to transition all production to a co-manufacturing model. The Company is now filing this Amendment to supplement its disclosure related to the amount and timing of its estimated expenses related to the restructuring and provide its estimate of future cash expenditures and non-cash costs to be incurred in connection with the restructuring.